Note 8 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of information about accounts payable and accrued liabilities [text block]
	November 30,	November 30,
	2021	2020
	($)	($)
Trade payables(1)	658,097	923,197
Accrued liabilities	260,722	1,540,229
Payroll and tax withholding	73,094	110,511
Total	991,913	2,573,937